ANNUAL
 ..............................................................................
                                FINANCIAL REPORT
 ..............................................................................
                                STI CLASSIC FUNDS
 ..............................................................................
                            A Family of Mutual Funds
 ..............................................................................

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND


       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



                                  May 31, 2000


(LOGO) [GRAPHIC OMITTED]

Dear Valued STI Classic Trust Shareholder:

The period corresponding to the STI Classic Funds' fiscal year ending May 31, 2000 is perhaps one of the most unusual in the history of modern financial markets. The U.S. economy continued on its growth path, extending the longest period of uninterrupted expansion. In fact, economic growth actually accelerated, prompting the Federal Reserve (the "Fed") to announce a series of rate increases. The capital markets responded by rewarding risk in equity securities and punishing it in fixed income markets. On the equity side, technology stocks were prominent, as evidenced by the 37.7% rise in the NASDAQ Composite Index and even greater 59.1% appreciation in the larger stocks of the NASDAQ 100 Index. Small cap stocks did well, predominantly because of technology and biotechnology stocks; the S&P 600 Small Cap Index rose 14.2%. Mid-cap stocks did even better, with the S&P 400 Mid-Cap Index up 21.5%, but again due to technology. Overall, many stocks did not do well as Fed tightening weighed heavily on performance. The broader S&P 500 Composite Index was up a more modest 10.5%, while the Dow Jones Industrial Average only achieved a 1.2% positive return. Within style categories, growth stocks enjoyed a record advantage over value stocks, a condition which began to reverse only in the last three months of the STI Classic Funds fiscal year.

On the fixed income side, total returns in bonds were modest, as typified by the 1.9% gain in the Lehman U.S. Government/Corporate Bond Index for longer term taxable bonds, the 3.5% return in the Merrill Lynch 1-5 Year U.S.
Corporate/Government Index, and very modest returns in short to intermediate-term municipal bonds. Within the bond arena, investment grade and high yield bonds were under pressure, while top quality Government bonds prospered. There was a disconnect between risk/reward as equity investors were very positive and bond investors were negative.

As the new fiscal year begins for the STI Classic Fund family, we are encouraged by the broadening out of the equity market. Technology stocks have recently corrected significantly and small and mid-caps have done better. Importantly, value oriented stocks outperformed in March/April/May. Tight Fed policy and rising money market rates due to rapid economic growth are not good for stocks. Thus, recent signs of slower economic growth are welcome and stocks will do better once the Fed suspends its tight monetary stance. We also believe the very wide yield spreads available in non-Government fixed income securities will prove rewarding over the next 12-24 months. The STI Classic Funds have never been stronger in terms of product breadth and potential for long-term growth. We thank all Fund shareholders for their confidence in the STI Classic Family. We will work hard to deliver competitive results in the months and years ahead.

                                  Sincerely

                                  /s/signature omitted

                                  Douglas S. Phillips
                                  President and Chief Investment Officer
                                  Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)VALUE (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (22.0%)
FINANCE (2.2%)
   Sigma Finance
     5.750%, 07/20/00                 $25,000  $   25,000
     7.400%, 05/25/01                  25,000      25,000
                                               ----------
                                                   50,000
                                               ----------
INDUSTRIAL (2.8%)
   DaimlerChrysler
     6.040%, 06/21/00                  30,000      29,899
   General Electric Capital
     5.730%, 08/01/00                  35,000      34,660
                                               ----------
                                                   64,559
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (8.4%)
   Bear Stearns
     6.100%, 06/01/00                  40,000      40,000
   Credit Suisse First Boston
     5.750%, 07/14/00                  25,000      25,000
     6.200%, 07/25/00                  30,000      29,721
   Morgan  Stanley Dean Witter (B)
     6.880%, 06/01/00                  50,000      50,000
     6.880%, 06/01/00                  50,000      50,000
                                               ----------
                                                  194,721
                                               ----------
PERSONAL CREDIT INSTITUTIONS (8.6%)
   Ford Motor Credit
     6.410%, 06/28/00                 100,000      99,519
   GMAC
     6.070%, 06/28/00                  30,000      29,863
     6.150%, 07/12/00                  70,000      69,510
                                               ----------
                                                  198,892
                                               ----------
Total Commercial Paper
     (Cost $508,172)                              508,172
                                               ----------
CORPORATE OBLIGATIONS (44.7%)
BANKS (13.8%)
   AmSouth Bank  (B)
     6.850%, 06/01/00                  50,000      49,986

------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
------------------------------------------------------------------------------
BANKS--CONTINUED
   Branch Banking & Trust (B)
     6.870%, 06/01/00                 $40,000  $   40,000
     6.880%, 06/01/00                  35,000      34,989
   Canadian Imperial Bank
     7.070%, 05/03/01                  40,000      39,997
   First Union (B)
     6.870%, 06/01/00                  50,000      50,000
     6.910%, 06/01/00                  25,000      25,000
   Key Bank (B)
     6.910%, 06/01/00                  39,000      38,998
   Wachovia Bank, MTN (B)
     6.119%, 06/05/00                  40,000      39,997
                                               ----------
                                                  318,967
                                               ----------
ENTERTAINMENT (3.2%)
   Tampa Bay Devil Rays (A) (B)
     6.710%, 06/01/00                  50,745      50,745
   Walt Disney (A)
     4.200%, 03/15/01                  25,000      24,525
                                               ----------
                                                   75,270
                                               ----------
FINANCE (8.9%)
   Beneficial, MTN (B)
     6.181%, 06/01/00                  10,000      10,000
   Beta Finance, MTN
     5.520%, 06/12/00                  25,000      25,000
   Beta Finance, MTN (B)
     6.805%, 06/07/00                  30,000      30,000
     7.010%, 08/16/00                  30,000      30,000
   Household Finance, MTN (B)
     7.050%, 06/01/00                  30,000      29,995
   Sigma Finance (A)
     6.570%, 01/10/01                  20,000      20,000
   Sigma Finance, MTN
     6.800%, 03/30/01                  30,000      30,000
   UBS Finance
     6.475%, 01/08/01                  30,000      29,994
                                               ----------
                                                  204,989
                                               ----------

-----------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------------------------
INDUSTRIAL (1.7%)
   Anheuser Busch (B)
     6.440%, 06/16/00                 $40,000  $   39,999
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (15.8%)
   Bear Stearns
     6.500%, 07/05/00                  25,000      25,008
   Bear Stearns, MTN (B)
     6.900%, 06/01/00                  40,000      40,000
     6.910%, 06/01/00                  35,000      35,000
   Credit Suisse First Boston,
     MTN (A)
     5.590%, 06/08/00                  10,000      10,000
   Credit Suisse First Boston,
     MTN (A) (B)
     6.900%, 06/01/00                  35,000      35,000
   Goldman Sachs, MTN,
     Ser B (B)
     7.080%, 06/01/00                  30,000      30,013
   Goldman Sachs, MTN
     6.100%, 09/25/00                  30,000      30,000
     6.500%, 12/22/00                  20,000      20,000
   JP Morgan, MTN (B)
     6.281%, 06/03/00                  40,000      40,000
   Merrill Lynch, MTN
     6.735%, 02/28/01                  25,000      24,997
     7.260%, 05/15/01                  50,000      49,995
   Merrill Lynch, MTN (B)
     6.985%, 06/01/00                  25,000      24,999
                                               ----------
                                                  365,012
                                               ----------
LEASING  COMPANY (1.3%)
   Xerox Credit, MTN
     5.635%, 07/14/00                  30,000      29,999
                                               ----------
Total Corporate Obligations
     (Cost $1,034,236)                          1,034,236
                                               ----------

 -------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (8.4%)
   Albertson's (A) (B)
     6.503%, 06/14/00                 $40,000   $  39,998
   Canadian Imperial Bank
     6.670%, 02/12/01                  40,000      39,987
   First USA Bank
     6.040%, 08/04/00                  40,000      40,000
   Royal Bank of Canada
     6.180%, 10/25/00                  35,000      34,991
     6.470%, 01/10/01                  40,000      39,988
                                               ----------
Total Certificates of Deposit
     (Cost $194,964)                              194,964
                                               ----------
TAXABLE MUNICIPAL BONDS (2.4%)
   California Housing Finance Agency,
     MBIA (B)
     6.650%, 08/01/00                  31,715      31,715
   Mt. Vernon Multi-Family
     Housing Notes (B)
     6.700%, 07/01/00                  23,000      23,000
                                               ----------
Total Taxable Municipal Bonds
     (Cost $54,715)                                54,715
                                               ----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (5.2%)
   FHLB (B)
     6.168%, 06/07/00                  50,000      50,000
   FHLMC, MTN
     6.255%, 01/12/01                  20,000      19,983
   FNMA, MTN, Ser B
     6.320%, 02/02/01                  50,000      49,968
                                               ----------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $119,951)                              119,951
                                               ----------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED

------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
------------------------------------------------------------------------------
BANK NOTES (3.5%)
   American Express Centurion (B)
     6.910%, 06/01/00                 $35,000   $  35,000
   Branch Banking and Trust (B)
     7.010%, 06/05/00                  20,000      20,000
   FCC National Bank
     6.065%, 08/14/00                  25,000      24,998
                                               ----------
Total Bank Notes
     (Cost $79,998)                                79,998
                                               ----------
REPURCHASE AGREEMENTS (10.2%)
   ABN-Amro
     6.440%, dated 05/31/00, matures
     06/01/00, repurchase price
     $63,011,270 (collateralized by
     various FHLMC obligations: total
     market value $64,260,000) (C)     63,000      63,000
   Barclays
     6.440%, dated 05/31/00, matures
     06/01/00, repurchase price
     $62,705,360 (collateralized by a
     FNMA and SLMA obligations: total
     market value $63,948,043) (C)     62,694      62,694
   Deutsche Bank
     6.440%, dated 05/31/00, matures
     06/01/00, repurchase price
     $42,016,473 (collateralized by a
     FNMA obligation: total market
     value $42,849,138) (C)            42,009      42,009
   Merrill Lynch
     6.440%, dated 05/31/00, matures
     06/01/00, repurchase price
     $30,618,206 (collateralized by
     various FNMA obligations: total
     market value $31,227,271) (C)     30,613      30,613

-------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Warburg Dillon
     6.440%, dated 05/31/00, matures
     06/01/00, repurchase price
     $37,487,902 (collateralized by a
     U.S. Treasury Note: total market
     value 38,233,442) (C)            $37,481  $   37,481
                                               ----------
Total Repurchase Agreements
     (Cost $235,797)                              235,797
                                               ----------
CASH EQUIVALENT (4.3%)
   Aim Liquid Assets Fund         100,000,000     100,000
                                               ----------
Total Cash Equivalent
     (Cost $100,000)                              100,000
                                               ----------
Total Investments (100.7%)
     (Cost $2,327,833)                          2,327,833
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-0.7%)         (16,148)
                                               ----------
NET ASSETS:
Fund shares of Institutional Shares
   (unlimited authorization -- no par value
   based on 2,312,249,074 outstanding
   shares of beneficial interest                2,312,249
Distributions in excess of net
   investment income                                 (565)
Accumulated net realized gain
   on investments                                       1
                                               ----------
Total Net Assets (100.0%)                      $2,311,685
                                               ==========
Net Asset Value, Offering Redemption
   Price Per Share -- Institutional Shares     $     1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

-------------------------------------------------------------------------------

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000  VALUE (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (77.8%)
   FHLB
     5.810%, 09/15/00                   $20,000  $ 19,677
     5.965%, 12/01/00                    20,000    19,982
     4.950%, 12/04/00                    20,000    19,868
     6.580%, 02/09/01                    15,000    15,000
   FHLB (B)
     6.083%, 09/01/00                    35,000    35,000
     6.750%, 09/22/00                    40,000    39,996
     6.168%, 12/20/00                    50,000    50,000
   FHLMCDN
     6.090%, 07/13/00                    35,000    34,751
     6.115%, 03/16/01                    15,000    14,266
     6.730%, 05/24/01                    15,000    13,999
   FNMA
     7.000%, 05/17/01                    15,000    15,004
   FNMA, MTN
     5.460%, 06/21/00                    30,000    29,999
     6.445%, 02/23/01                    10,00     09,989
     6.625%, 03/01/01                    15,000    14,999
   FNMA, MTN (B)
     6.770%, 09/29/00                    50,000    49,995
     6.735%, 11/06/00                    25,000    24,990
     6.449%, 11/22/00                    30,000    29,989
   FNMADN
     5.785%, 07/07/00                    20,000    19,890
     5.485%, 08/11/00                    20,000    19,785
     5.900%, 10/06/00                    20,000    19,606
     6.700%, 05/10/01                    10,000     9,362
                                                  -------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $506,147)                              506,147
                                                 --------

------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (21.8%)
   ABN-Amro
     6.470%, dated 05/31/00, matures
     06/01/00, repurchase price
     $106,987,008 (collateralized by
     various  FNMA and FHLMC
     obligations: total market value
     $109,107,139) (C)                 $106,968  $106,968
    Deutsche Bank 6.470%, dated
     05/31/00, matures 06/01/00,
     repurchase price $12,019,620
     (collateralized by a FNMA
     obligation: total market value
     $12,257,810) (C)                    12,017    12,017
   Greenwich Capital
     6.470%, dated 05/31/00, matures
     06/01/00, repurchase price
     $18,760,082 (collateralized by
     various GNMA obligations: total
     market value $19,132,971) (C)       18,757    18,757
   JP Morgan
     6.470%, dated 05/31/00, matures
     06/01/00, repurchase price
     $4,232,698 (collateralized by a
     GNMA obligation: total market
     value $4,316,577) (C)                4,232     4,232
                                                  -------
Total Repurchase Agreements
     (Cost $141,974)                              141,974
                                                 --------
Total Investments (99.6%)
   (Cost $648,121)                                648,121
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)            2,505
                                                 --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED

-------------------------------------------------------------------------------
                                                VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of Institutional Shares (unlimited
  authorization -- no par value) based on
  650,651,141 outstanding shares of beneficial
  interest                                       $650,651
Accumulated net realized loss
on investments                                        (25)
                                                 --------
Total Net Assets (100.0%)                        $650,626
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares       $   1.00
                                                 ========


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                  THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF
                        ABBREVIATIONS, PLEASE SEE PAGE 9.

-------------------------------------------------------------------------------

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.8%)
   U.S. Treasury Bills
     5.980%, 08/10/00                  $ 75,000 $  74,216
     5.605%, 10/12/00                   190,000   186,051
   U.S. Treasury Note
     5.000%, 02/28/0                     30,000    29,704
                                                ---------
Total U.S. Treasury Obligations
     (Cost $289,971                               289,971
                                                ---------
REPURCHASE AGREEMENTS (76.2%)
   ABN-Amro
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $340,530,770 (collateralized by
     various U.S. Treasury Notes and
     U.S. Treasury Bonds: total market
     value $347,289,622) (C)            340,471   340,471
   Barclays
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $64,893,233 (collateralized by a
     U.S. Treasury Bond: total market
     value $66,180,031) (C)              64,882    64,882
   Duetsche Bank
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $64,418,025 (collateralized by
     various U.S. Treasury Bonds:
     total market value
     $65,695,776) (C)                    64,407    64,407
   Greenwich Capital
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $340,553,316 (collateralized by
     various U.S. Treasury Notes and
     U.S. Treasury Bonds: total market
     value $347,305,585) (C)            340,494   340,494

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   JP Morgan
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $49,842,397 (collateralized
     by a U.S. Treasury Note: total
     market value $50,830,553) (C)      $49,834 $  49,834
   Merrill Lynch
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $64,975,703 (collateralized by a
     U.S. Treasury Bond: total market
     value $66,263,648) (C)              64,964    64,964
   Morgan Stanley Dean Witter
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $64,267,065 (collateralized by
     various U.S. Treasury Notes
     and U.S. Treasury Bonds: total
     market value $65,659,713) (C)       64,256    64,256
   Salomon Smith Barney
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $64,772,503 (collateralized by
     various U.S. Treasury Bonds: total
     market value $66,064,316) (C)       64,761    64,761
   Warburg Dillon
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $64,487,731 (collateralized by a
     U.S. Treasury Note: total market
     value $65,768,430) (C)              64,476    64,476
                                                ---------
Total Repurchase Agreements
     (Cost $1,118,545)                          1,118,545
                                                ---------

STATEMENT OF NET ASSETS
---------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
MONEY MARKET FUND--CONCLUDED
---------------------------------------------------------
                                     SHARES   VALUE (000)
---------------------------------------------------------
CASH EQUIVALENT (4.4%)
   AIM Institutional Treasury
     Fund                           65,000,000 $   65,000
                                               ----------
Total Cash Equivalent
     (Cost $65,000)                                65,000
                                               ----------
Total Investments (100.4%)
   (Cost $1,473,516)                            1,473,516
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)          (5,250)
                                               ----------
NET ASSETS:
Fund shares of Institutional  Shares
  (unlimited  authorization -- no par value)
   based on 329,699,333 outstanding shares of
   beneficial interest                            329,699
Fund shares of Corporate Trust Shares
  (unlimited  authorization -- no par value)
   based on 1,138,531,073 outstanding shares
   of beneficial interest                       1,138,531
Undistributed net investment income                    36
                                               ----------
Total Net Assets (100.0%)                      $1,468,266
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares     $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares   $     1.00
                                               ==========


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

-------------------------------------------------------------------------------


                        KEY TO ABBREVIATIONS USED IN THE
                             STATEMENT OF NET ASSETS

FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FHLMCDN     Federal Home Loan Mortgage Corporation Discount Note
FNMA        Federal National Mortgage Association
FNMADN      Federal National Mortgage Association Discount Note
GNMA        Government National Mortgage Association
MBIA        Security insured by the Municipal Bond Investors Assurance
            Corporation
MTN         Medium Term Note
Ser         Series
SLMA        Student Loan Marketing Association
(A)         Private Placement Security
(B)         Adjustable Rate Security. The rate reported on the Statement of Net
            Assets is the rate in effect on May 31,2000. The date shown is the next scheduled reset date.
(C)         Tri-Party Repurchase Agreement

                                            This page intentionally left blank.


STATEMENTS OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 2000


                                                                        CLASSIC           CLASSIC           CLASSIC
                                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                    CASH MANAGEMENT   U.S. GOVERNMENT    U.S. TREASURY
                                                                     MONEY MARKET    SECURITIES MONEY  SECURITIES MONEY
                                                                         FUND           MARKET FUND       MARKET FUND
                                                                    --------------   ----------------------------------
                                                                       06/01/99-         06/01/99-         06/01/99-
                                                                       05/31/00          05/31/00          05/31/00
                                                                      ----------         ---------         ----------
Income:
   Interest Income                                                      $124,453          $37,419            $74,129
                                                                        --------          -------            -------
Expenses:
   Investment Advisory Fees .............................                  4,393            1,355              2,746
   Less: Investment Advisory Fees Waived ................                   (679)            (181               (305)
   Administrator Fees ...................................                  1,554              486                972
   Less: Administrator Fees Waived ......................                   (439)            (121)              (275)
   Transfer Agent Fees - Institutional Shares ...........                      5               16                 14
   Transfer Agent Fees - Corporate Trust Shares .........                     --               --                 15
   Transfer Agent Out of Pocket Expenses ................                    156               40                  1
   Printing Fees ........................................                    153               43                 39
   Custody Fees .........................................                    102               10                  7
   Professional Fees ....................................                    134               30                 35
   Trustee Fees .........................................                     21                6                  5
   Registration Fees ....................................                     58               14                145
   Shareholder Service Fee ..............................                     --               --              2,182
   Insurance and Other Fees .............................                     40               --                  3
                                                                       ---------          -------            -------
   Total Expenses .......................................                  5,498            1,698              5,584
                                                                       ---------          -------            -------
   Net Investment Income ................................                118,955           35,721             68,545
                                                                       ---------          -------            -------
   Net Realized Gain on Securities Sold .................                     --               --                  3
                                                                       ---------          -------            -------
   Increase in Net Assets Resulting from Operation ......               $118,955          $35,721            $68,548
                                                                       =========          =======            =======
Amounts designated as "--" are either $0 or round to $0.



               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
                             FINANCIAL STATEMENTS.




STATEMENTS OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND JANUARY 31,


                                           CLASSIC                           CLASSIC                    CLASSIC
                                        INSTITUTIONAL                     INSTITUTIONAL              INSTITUTIONAL
                                       CASH MANAGEMENT                   U.S. GOVERNMENT             U.S. TREASURY
                                        MONEY MARKET                    SECURITIES MONEY           SECURITIES MONEY
                                            FUND                           MARKET FUND                MARKET FUND
                               --------------------------------   -----------------------------  ---------------------
                               06/01/99-   02/01/99- 02/01/98-    06/01/99- 02/01/99-  02/01/98-  06/01/99-  06/01/98-
                               05/31/00    05/31/99  01/31/99     05/31/00  05/31/99   01/31/99   05/31/00   05/31/99
                               ---------   --------- ---------    --------  ---------  ---------  ---------  --------
Operations:
  Net Investment Income       $  118,955 $   15,177 $   42,861  $   35,721 $   10,264 $   34,235  $  68,545 $   10,844

  Net Realized Gain
      on Investments                  --          1         --          --         --        --           3         25
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
    Increase in Net Assets
      from Operations            118,955     15,178     42,861      35,721     10,264     34,235     68,548     10,869
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares        (119,528)   (15,172)   (42,874)    (35,721)   (10,249)   (34,250)   (14,676)   (10,842)
    Corporate Trust Shares            --         --         --          --         --         --    (53,866)        --
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
  Total Distributions           (119,528)   (15,172)   (42,874)    (35,721)   (10,249)   (34,250)   (68,542)   (10,842)
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from
      Shares Issued            7,310,322  2,243,802  7,764,540   1,986,992  1,958,641  6,897,369  1,631,329  1,267,762
    Shares Issued in
  Connection with Crestar
  Arbor Merger                        --  1,072,229         --          --         --         --         --         --
    Reinvestments of
  Cash Distributions              76,132      7,086     10,074      12,023      3,113     13,467     14,668      7,876
    Cost of Shares
    Repurchased               (6,962,679)(2,319,130)(7,630,948) (1,965,478)(2,032,711)(7,012,200)(1,599,793)(1,132,474)
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
  Increase (Decrease) in
    Net Assets from
    Institutional Share
    Transactions                 423,775  1,003,987    143,666      33,537    (70,957) (101,364)     46,204    143,164
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
  Corporate Trust Shares:
    Proceeds from
      Shares Issued                   --         --         --          --         --         --  3,577,647         --
    Cost of Shares Repurchased                   --         --          --         --         -- (2,439,116)        --
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
  Increase in Net Assets
    from Corporate
    Trust Share
    Transactions                      --         --         --          --         --         --  1,138,531         --
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
  Increase (Decrease) in
    Net Assets from Share
    Transactions                 423,775  1,003,987    143,666      33,537    (70,957) (101,364)  1,184,735    143,164
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
      Total Increase (Decrease)
       in Net Assets             423,202  1,003,993    143,653      33,537    (70,942) (101,379)  1,184,741    143,191
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
Net Assets:
    Beginning of Period        1,888,483    884,490    740,837     617,089    688,031   789,410     283,525    140,334
                              ---------- ---------- ----------  ---------- ----------  --------- ---------- ----------
     End of Period            $2,311,685 $1,888,483 $  884,490  $  650,626 $  617,089  $ 688,031 $1,468,266 $  283,525
                              ========== ========== ==========  ========== ==========  ========= ========== ==========



-----------------------------------------------------------------------------------------------------------------------



                                           CLASSIC                           CLASSIC                    CLASSIC
                                        INSTITUTIONAL                     INSTITUTIONAL              INSTITUTIONAL
                                       CASH MANAGEMENT                   U.S. GOVERNMENT             U.S. TREASURY
                                        MONEY MARKET                    SECURITIES MONEY           SECURITIES MONEY
                                            FUND                           MARKET FUND                MARKET FUND
                               -------------------------------    ------------------------------  ---------------------
                               06/01/99-   02/01/99- 02/01/98-    06/01/99- 02/01/99-  02/01/98-  06/01/99-  06/01/98-
                               05/31/00    05/31/99  01/31/99     05/31/00  05/31/99   01/31/99   05/31/00   05/31/99
                              ----------   --------- ---------    --------- ---------  ---------  ---------- ----------
(1) Shares Issued and Redeemed:
  Institutional Shares:
    Shares Issued              7,310,322  2,243,802  7,764,540   1,986,991  1,958,641  6,897,369  1,631,329   1,267,762
    Shares Issued in
  Connection with
  Crestar Arbor Merger                --  1,072,211         --          --         --        --         --           --
    Shares Issued in Lieu
          of Cash Distributions   76,132      7,086     10,074      12,023      3,113     13,467     14,668       7,876
    Shares Redeemed           (6,962,679)(2,319,131)(7,630,948) (1,965,478)(2,032,711)(7,012,200)(1,599,793) (1,132,474)
                              ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Net Institutional
   Share Transactions            423,775  1,003,968    143,666      33,536    (70,957)  (101,364)    46,204     143,164
                              ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Corporate Trust Shares:
    Shares Issued                     --         --         --          --         --         --  3,577,647          --
    Shares Redeemed                   --         --         --          --         --         -- (2,439,116)         --
                              ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Net Corporate Trust
      Share Transactions              --         --         --          --         --         --  1,138,531          --
                              ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Net Change in Capita
      Shares                     423,775  1,003,968    143,666      33,536    (70,957)  (101,364) 1,184,735     143,164
                              ========== ========== ==========  ========== ========== ========== ==========  ==========

Amounts designated as "--" are either $0 or round to $0.

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
                             FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31,  (UNLESS  OTHERWISE  NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                             NET                                  NET ASSET
                     NET ASSET VALUE     INVESTMENT      DISTRIBUTIONS FROM       VALUE END             TOTAL
                   BEGINNING OF PERIOD     INCOME       NET INVESTMENT INCOME     OF PERIOD            RETURN+
                 ---------------------- -----------    ----------------------    -----------          ---------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2000          $1.00            $0.05             $(0.05)                 $1.00                5.56%
           1999*          1.00             0.02              (0.02)                  1.00                1.58
           For the years ended January 31:
           1999           1.00             0.05              (0.05)                  1.00                5.46
           1998           1.00             0.06              (0.06                   1.00                5.66
           1997           1.00             0.05              (0.05)                  1.00                5.45
           1996(B)        1.00             0.02              (0.02)                  1.00                1.42

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
           2000          $1.00            $0.05             $(0.05)                 $1.00                5.39%
           1999           1.00             0.02              (0.02                   1.00                1.56
           For the years ended January 31:
           1999           1.00             0.05              (0.05)                  1.00                5.30
           1998           1.00             0.05              (0.05)                  1.00                5.52
           1997           1.00             0.05              (0.05)                  1.00                5.29
           199            1.00             0.05              (0.06)                  1.00                5.88

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2000          $1.00            $0.05             $(0.05)                 $1.00                5.25%
           1999           1.00             0.05              (0.05)                  1.00                4.97
           1998           1.00             0.05              (0.05)                  1.00                5.50
           1997(D)        1.00             0.02              (0.02)                  1.00                2.46
Corporate Trust Shares
           2000 (E)      $1.00            $0.05             $(0.05)                 $1.00                5.02%




(A) On May 17,  1999,  the Arbor Prime  Obligations  Fund  exchanged  all of its assets and  certain  liabilities  for shares of the Classic Institutional Cash
    Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor  in this  transaction,  and as a result,  its basis of  accounting  for assets and  liabilities  and its operating  results for the periods prior to May
    17, 1999 have been carried forward in these financial highlights.
(B) Commenced operations on October 25, 1995. All ratios for the period have been annualized.
(C) On May 24, 1999, the Arbor U.S.  Government  Securities Money Fund exchanged
    all  of  its  assets  and  certain   liabilities   for  shares  of  the  Classic
    Institutional  U.S.  Government  Securities  Money Market  Fund.  The Arbor U.S.
    Government Securities Money Fund is the accounting survivor in this transaction, and as a result,  its basis of  accounting  for assets and  liabilities  and its operating  results  for the  periods  prior to May 24,  1999 have  been  carried forward in these financial highlights.


------------------------------------------------------------------------------------------------

                                                                                 RATIO OF
                                                             RATIO OF         NET INVESTMENT
                                          RATIO OF         EXPENSES TO           INCOME TO
      NET ASSETS     RATIO OF          NET INVESTMENT  AVERAGE NET ASSETS    AVERAGE NET ASSETS
        END OF      EXPENSES TO          INCOME TO      (EXCLUDING WAIVERS  (EXCLUDING WAIVERS
    PERIOD (000)  AVERAGE NET ASSETS AVERAGE NET ASSETS AND REIMBURSEMENTS)  AND REIMBURSEMENTS)
   ------------   ------------------ ------------------ ------------------- -------------------

    $2,311,685          0.25%                5.42%           0.30%                 5.37%
     1,888,483          0.25                 4.79            0.35                  4.69

       884,490          0.23                 5.31            0.35                  5.19
       740,837          0.20                 5.52            0.36                  5.36
       477,435          0.20                 5.33            0.38                  5.15
       382,632          0.20                 5.61            0.40                  5.41



    $  650,626          0.25%                5.27%           0.29%                 5.23%
       617,089          0.25                 4.73            0.36                  4.62

       688,031          0.23                 5.18            0.36                  5.05
       789,410          0.20                 5.39            0.37                  5.22
       586,731          0.20                 5.17            0.37                  5.00
       514,870          0.20                 5.72            0.37                  5.55



    $  329,725          0.25%                5.17%           0.31%                 5.11%
       283,525          0.20                 4.83            0.47                  4.56
       140,334          0.18                 5.34            0.38                  5.14
        20,238          0.09                 5.27            0.51                  4.85

    $1,138,541          0.45%                4.93%           0.49%                 4.89%




(D) Commenced  operations  on December 12, 1996.  All ratios for the period have been annualized.
(E) Commenced  operations on June 3, 1999. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
 *  For the period February 1, 1999 to May 31, 1999.  All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 2000


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds as of May 31, 2000: the Balanced Fund, the Capital Appreciation Fund (formerly the Capital Growth Fund), the Core Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund (formerly Life Vision Maximum Growth Portfolio), the Life Vision Growth and Income Fund (formerly Life Vision Growth and Income Portfolio), the Life Vision Moderate Growth Fund (formerly Life Vision Balanced Portfolio), the Mid-Cap Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund (formerly Small Cap Equity Fund), the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds" or the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

Effective May 1999, the Board of Trustees of the STI Classic Funds and Board of Trustees of the Arbor Funds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the Arbor Funds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 8).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

  BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 8 the STI Classic Funds acquired certain Arbor Funds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, both the surviving funds for accounting purposes are Arbor Funds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Changes in Net Assets and Financial Highlights presented for the periods prior to and ending on May 31, 1999 reflect activity beginning on the first day of the accounting survivor's fiscal year.

-------------------------------------------------------------------------------




SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the Institutional Cash Management Money Market Fund and the Institutional U.S. Treasury Securities Money Market Fund have reclassified $9,970 and $26,668, respectively, from Undistributed Net Investment Income to Accumulated Net Realized Gain. These reclassifications are attributable to the classification of short-term capital gains and ordinary income treatment for tax purposes. These reclassifications have no effect on net assets or net asset value per share.

------------------------------------------------------------------------------

STI CLASSIC FUNDS MAY 31, 2000



  USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the "Distributor").Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

The Fund has entered into an agreement with the Distributor to manage the investments of repurchase agreements for the Funds. For its services the Distributor received $1,846,277 for the year ended May 31, 2000.

4. Administration, Shareholder, and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion,
 .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 1999, administrative and accounting services were provided to the Arbor U.S. Government Securities Money Fund and Arbor Prime Obligations Fund by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .08% of the average daily net assets of these funds. A portion of these fees were voluntarily waived.

The Institutional U.S. Treasury Money Market Fund has adopted a Shareholder Services Plan (the "Plan") for the Corporate Trust Shares. The Fund pays the Distributor a monthly shareholder services fee at an annual rate of 0.20% of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

-------------------------------------------------------------------------------




                       MAXIMUM  INSTITUTIONAL  CORPORATE
                       ANNUAL       SHARE     TRUST SHARE
                      ADVISORY     MAXIMUM      MAXIMUM
                         FEE       EXPENSE      EXPENSE
                     ---------  ------------ ------------
Classic Institutional
   Cash Management
   Money Market Fund    .20%        .25%          --
Classic Institutional
   U.S. Government
   Securities Money
   Market Fund          .20%        .25%          --
Classic Institutional
   U.S. Treasury
   Money Market Fund    .20%        .25%         .45%

The Investment Adviser and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 1999, Crestar Asset Management Company ("CAMCO") provided Investment Advisory services to certain Arbor Funds. CAMCO was paid for advisory services to each Fund at an annual rate of .10% and .11% of the average daily net assets for Arbor U.S. Government Securities Money and Arbor Prime Obligations Funds, respectively.

SunTrust Bank, Atlanta, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated, are determined by the Adviser to be of comparable quality. The Classic Institutional U.S. Government Securities Money Market Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

7. Investment Transactions:

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains at May 31, 2000. The Funds also had capital loss carryforwards at May 31, 2000 as follows:


                    CAPITAL LOSS                 POST 10/31
                     CARRYOVER   EXPIRES EXPIRES  DEFERRED
                       5/31/00    2003    2004     LOSS
FUND                    (000)     000)    (000)    (000)
------               ----------  ------- ------- ----------
Classic Institutional
   U.S. Government
   Securities Money
   Market Fund           $25       $11     $14      $--
Classic Institutional
   U.S. Treasury Securities
   Money Market Fund     --        --      --         3


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

NOTES TO FINANCIAL STATEMENTS (concluded)
------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000




8. Arbor Funds Merger:

The Board of Trustees and shareholders of certain of the Arbor Funds approved a reorganization of certain of the Arbor Funds into the STI Classic Funds which took place during May 1999.

The following table summarizes certain relevant information of the funds prior to and immediately after the business combinations in May 1999 and is unaudited:

                               SHARES
                             OUTSTANDING                                         SHARES ISSUED  NET ASSETS      NAV
                              ON MERGER                                           IN BUSINESS      AFTER        PER
        ARBOR FUND              DATE               STI CLASSIC FUND                COMBINATION   COMBINATION    SHARE
 -------------------------- --------------   ----------------------------------- -------------- ------------  ---------
U.S. Government Securities   684,672,707    Classic Institutional U.S. Government 684,672,707    684,647,218   $1.00
   Money Fund (1)                             Securities Money Market Fund
Prime Obligations Fund (1)   711,747,295    Classic Institutional Cash Management 711,747,295  1,783,974,148    1.00
                                              Money Market Fund

(1)  Represents the accounting survivor in this business combination.

9. Subsequent Event:

Effective June 30, 2000, SunTrustBanks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, into Trusco Capital Management, Inc.



20



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000


To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic
Institutional Cash Management Money Market, Classic Institutional U.S.
Government Securities Money Market, and Classic Institutional U.S. Treasury
Securities Money Market Funds of STI Classic Funds (the "Trust") as of May 31,
2000, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes for the year ended January 31, 1999 and financial highlights for the periods presented prior to May 31, 1999, for the Classic Institutional Cash Management Money Market and Classic Institutional
U.S. Government Securities Money Market Funds, were audited by other auditors whose report, dated March 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whe-ther the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us present fairly, in all material respects, the financial position of the Classic
Institutional Cash Management Money Market, Classic Institutional U.S.
Government Securities Money Market, and Classic Institutional U.S. Treasury
Securities Money Market Funds, of STI Classic Funds as of May 31, 2000, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
July 18, 2000





                                                                           21





NOTICE TO SHAREHOLDERS
------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 2000UNAUDITED


For shareholders that do not have a May 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2000, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended May 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year.


                                            LONG TERM
                                           (20% RATE)     ORDINARY
                                          CAPITAL GAIN      INCOME      TAX-EXEMPT      TOTAL        QUALIFYING
            FUND                          DISTRIBUTIONS  DISTRIBUTIONS   INTEREST   DISTRIBUTIONS   DIVIDENDS (1)
--------------------------------------   --------------- -------------- ----------  --------------  --------------
Classic Institutional Cash Management
   Money Market Fund                            --%         100.00%        --%         100.00%          --%
Classic Institutional U.S. Treasury
   Securities Money Market Fund                 --%         100.00%        --%         100.00%          --%
Classic Institutional U.S. Government
   Money Market Fund                            --%         100.00%        --%         100.00%          --%


(1) Qualifying  dividends  represent  dividends  which qualify for the corporate dividends received deduction and is reflected as a percentage of "OrdinaryIncome
    Distributions".



22
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                                                           NOTES

                                                           NOTES

                                                           NOTES

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                     accompanied by a current prospectus for
                              each Fund described.

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